Other liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other liabilities.
Schedule of other liabilities

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Holiday pay accrual	774	903
Salary	2,583	3,354
Accrued expenses	963	511
Foreign currency swaps and forwards - current	—	353
Other	1,451	1,103
Total other liabilities	5,771	6,224